Cover Document	Mar. 17, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 17, 2021
Entity Registrant Name	SIRIUSPOINT LTD.
Entity Incorporation, State or Country Code	D0
Entity Tax Identification Number	98-1039994
Entity Address, Street Address	Point House
Entity Address, Street Address 2	3 Waterloo Lane
Entity Address, City	Pembroke
Entity Address, Postal Zip Code	HM 08
Entity Address, Country	BM
City Area Code	441
Local Phone Number	542-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Shares, $0.10 par value
Trading Symbol	SPNT
Name of each exchange on which registered	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001576018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity File Number	001-36052